INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－10 INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Income tax expense	92	125	285
Deferred tax expense	(748)	-	-

Income tax (benefit) expense	(656)	125	285

The effective tax rate in the financial years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Cayman Islands, British Virgin Islands, Singapore and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

(Loss) Income before income taxes	(1,053)	501	2,145
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	(179)	85	365
Effect of different tax rates in foreign jurisdictions	195	(7)	(4)
Expenses not deductible for tax purposes	206	14	15
Income tax (over-provision or under provision)	-	(10)	(28)
Deferred tax provision	(748)	-	-
Tax exemption and rebate	(102)	(45)	(49)
Other	(28)	88	(14)

Income tax (benefit) expense	(656)	125	285

Cayman Islands

INNEOVA Holdings is considered to be an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands.

British Virgin Islands

INNEOVA Group is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands.

Singapore

INNEOVA Industrial, INNEOVA Automotive, INNEOVA Engineering and Autozone (S) are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore for its tax year.

Malaysia

INNEOVA Malaysia is operating in Malaysia and is subject to the Malaysia tax law at the corporate tax rate at 24% on the assessable income arising in Malaysia for its tax year.

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
	$’000	$’000

Deferred tax assets:
Loss carried forward	12	-
Provision for impairment of account receivables	436	-
Provision for impairment for inventory	63	-
Lease liabilities	152	128
Accrued expenses	18	-
Property and equipment	156	-

Total deferred tax assets	837	128

Deferred tax liabilities:
Right-of-use assets	(112)	(164)

Total deferred tax liabilities	(112)	(164)

Deferred tax assets (liabilities), net	725	(36)

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2025, 2024 and 2023, and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.